REVENUE RECOGNITION (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenue	$ 527,000	$ 391,700	$ 1,374,200	$ 973,600
Neurometric Services [Member]
Revenue	36,500	65,600	160,500	198,700
Telepsychiatry Services [Member]
Revenue	$ 490,500	$ 326,100	$ 1,213,700	$ 774,900